Taxation	12 Months Ended
Dec. 31, 2025
Taxation [Abstract]
TAXATION

9. TAXATION

	Year Ended December 31,
	2025 $’000	2024 $’000	2023 $’000
Group
Current year tax (credit)	-	(4,883)	-
Adjustments due to prior periods	-	-	449
Total tax (credit) for the period	-	(4,883)	449

The tax charge for the year is different from the standard rate of corporation tax in the United Kingdom of 25%. The difference can be reconciled as follows:
Loss before taxation	(18,431)	(16,746)	(17,242)
Loss charged at standard rate of corporation tax 25% 2024, 23.52% 2023, 19% 2022	(4,608)	(4,187)	(4,055)
Movement in unrecognized deferred tax	4,089	2,942	3,194
Expenses not deductible for taxation	2,890	3,142	3,961
Adjustments due to prior periods	-	-	449
Research and development claim	-	(4,883)	-
Income not taxable for tax purposes	(2,574)	(1,894)	(3,113)
Fixed asset differences	-	-	-
Capital Gains/(losses)	203	-	-
Current Tax – Other	-	-	13
Foreign Tax – Other	-	(3)	-
	-	(4,883)	449

The Research and Development claim will be calculated in accordance with the R&D tax relief available to small and medium sized entities, whereby the entity is able to claim a cash tax credit (if loss making), worth up to 14.5% of the surrenderable losses.

The adjustments due to prior periods relate to R&D tax relief claims for the prior period. Under UK tax legislation, a 2-year window is available under which R&D tax relief can be claimed.

No deferred tax asset has been recognized in respect of trading losses carried forward because of uncertainty as to when these losses will be recoverable.

The amount of tax losses for which no deferred tax assets have been recognized for the year ended December 31, 2025 is $ 22,016k. (2024 is $16,844k; 2023; $18,137k).